UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
  HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report
April 30, 2008 (unaudited)

June 10, 2008

Dear Shareholder:

Performance Summary
11/1/07 – 04/30/08

Fund & Benchmark	Performance
Common[1]	(2.60)%
Class A1,2	(2.72)%
Class B1,2	(3.07)%
Class C1,2	(3.20)%
Merrill Lynch US High-Yield Master II Constrained Index[3]	(0.74)%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile period

Market volatility persisted during the six months ending April 2008 as concerns over sub prime mortgages, tougher credit conditions, a deteriorating macro-economic backdrop and shelved leveraged buyout deals weighed heavily on the financial markets.

Liquidity remained limited as high yield spreads approached 840 basis points versus Treasuries. In March, however, an increasingly aggressive policy response from the Federal Reserve led to a significant improvement in valuations and market sentiment. This more positive momentum carried over into April, with the high yield market posting its highest monthly return since 2003.

The Merrill Lynch US High Yield Master II Constrained benchmark posted a return of -0.74% for the six months ended April 30, 2008. Lower rated securities lagged the broader market, with CCC and B rated issuers returning -4.94% and -0.20%, respectively, while BB rated issuers outperformed, returning .85%. The average yield spread between high yield bonds and Treasury securities was 243 basis points wider, ending the period at +683 (which was still 157 basis points inside the March wides).

Against this volatile backdrop, credit fundamentals have remained relatively sound, with the exception of financial and housing-related sectors. Default rates, reported by Moody's Investor Services at 1.75% in April, are higher than they have been, but still near historical lows. In addition, outside of the financials, corporate earnings have been strong. However, Merrill Lynch's Distress Ratio continues to rise and, at 23.4% in April, points to rising defaults in 2008. Finally, the most recent Federal Loan Officers Survey reflects a significant tightening of

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

lending standards as bank balance sheet pressures have filtered through to lending attitudes.

On the technical front, new issuance was subdued for most of this time period with approximately $28 billion in deals priced. However, significant progress was made on the backlog of leveraged buyout financing waiting to come to market as the banks sold — at discounted prices — to a variety of private equity and distressed opportunity funds. Finally, April marked a turning point in retail mutual fund flows, posting four consecutive weeks of inflows.

Strategic Review and Outlook: Relatively sound credit fundamentals

An underweight to banks and superior security selection in health services contributed to performance. Conversely, exposures in the CCC-rated segment and holdings in broadcasters, support services, and consumer driven sectors, such as restaurants and gaming, hurt returns relative to the benchmark.

In addition to core holdings in the more defensive industries (healthcare, energy, and utilities), we remain relatively constructive on several issuers in the industrial and commercial space — particularly those with international end markets. In contrast, given high energy prices and continued weak housing data, we are cautious with respect to consumer-driven industries and have sought to limit exposures to these sectors. On the ratings front, we have been adding to positions in higher quality credits and using periods of market strength to pare back exposures in riskier names.

While credit fundamentals outside of the financial and housing sectors appear intact, the macroeconomic environment is more challenging. The recapitalization of banks and brokers is underway, but will take some time. As a result, we are concerned that the recent rally may be more a reflection of short covering than real improvement with respect to the broader macroeconomic picture. As 2008 progresses, we believe the environment will remain challenging, particularly with respect to housing weakness and commodity price strength. Consequently, portfolio strategy will remain opportunistic in nature — paring back riskier issuers where possible, adding selectively to higher quality credits in the secondary market, and taking advantage of new issue opportunities in the coming months.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	5 Years	Since Inception	Inception Date
Common Class	(5.75)%	7.28%	5.89%	8/01/00
Class A Without Sales Charge	(5.97)%	7.03%	5.44%	3/08/99
Class A With Maximum Sales Charge	(10.47)%	5.99%	4.87%	3/08/99
Class B Without CDSC	(6.80)%	6.25%	4.60%	3/08/99
Class B With CDSC	(10.15)%	6.25%	4.60%	3/08/99
Class C Without CDSC	(6.78)%	6.25%	4.65%	2/28/00
Class C With CDSC	(7.62)%	6.25%	4.65%	2/28/00

Average Annual Returns as of April 30, 20081

	1 Year	5 Years	Since Inception	Inception Date
Common Class	(2.90)%	7.40%	6.43%	8/01/00
Class A Without Sales Charge	(3.25)%	7.15%	5.89%	3/08/99
Class A With Maximum Sales Charge	(7.84)%	6.11%	5.33%	3/08/99
Class B Without CDSC	(3.85)%	6.36%	5.07%	3/08/99
Class B With CDSC	(7.30)%	6.36%	5.07%	3/08/99
Class C Without CDSC	(3.97)%	6.34%	5.16%	2/28/00
Class C With CDSC	(4.84)%	6.34%	5.16%	2/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was -7.31%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -6.68%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -4.10%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/08	$974.00	$972.80	$969.30	$968.00
Expenses Paid per $1,000*	$4.17	$5.40	$9.06	$9.05
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/08	$1,020.64	$1,019.39	$1,015.66	$1,015.66
Expenses Paid per $1,000*	$4.27	$5.52	$9.27	$9.27
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.5%
BB	23.7%
B	52.6%
CCC	18.8%
CC	1.0%
D	0.2%
NR	1.0%
Subtotal	98.8%
Short-Term Investments	1.2%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (86.8%)
Aerospace & Defense (1.7%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$102,500
50	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)§	(B, B3)	11/01/13	6.875	49,875
275	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	291,500
150	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	159,000
350	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	341,250
175	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	179,813
					1,123,938
Agriculture (0.4%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 06/09/08 @ $108.00)‡	(B-, Caa1)	11/01/10	11.000	256,250
Auto Loans (4.1%)
275	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	06/15/10	7.875	261,878
800	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes§	(B, B1)	10/01/13	7.000	690,971
225	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	06/16/08	6.625	223,780
175	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	12/15/16	8.000	153,386
1,225	GMAC LLC, Debentures (Callable 06/05/08 @ $100.00)	(B, B2)	04/01/11	6.000	986,871
150	GMAC LLC, Senior Unsecured Notes	(B, B2)	12/01/14	6.750	114,761
25	GMAC LLC, Senior Unsecured Notes	(B, B2)	03/02/11	7.250	21,220
200	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)§	(B+, B3)	12/15/14	9.500	207,000
					2,659,867
Auto Parts & Equipment (1.5%)
225	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B, B1)	12/01/11	9.000	223,875
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB, Ba3)	03/01/17	7.875	90,000
375	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)§	(BB-, Ba3)	07/01/15	9.000	409,688
150	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	144,000
125	Visteon Corp., Global Senior Unsecured Notes§	(B-, Caa2)	08/01/10	8.250	110,625
					978,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automotive (1.8%)
$445	Ford Motor Co., Global Senior Unsecured Notes§	(CCC+, Caa1)	07/16/31	7.450	$334,863
425	General Motors Corp., Senior Unsecured Notes§	(B-, Caa1)	07/15/13	7.125	347,437
600	General Motors Corp., Senior Unsecured Notes§	(B-, Caa1)	07/15/33	8.375	459,750
					1,142,050
Beverages (0.4%)
275	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	09/01/16	7.250	278,438
Brokerage (0.4%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(B, Ba3)	12/01/15	7.875	243,000
Building & Construction (1.6%)
325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	180,375
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 05/27/08 @ $102.79)	(B, B2)	04/15/12	8.375	235,125
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	01/15/16	6.250	245,000
250	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	226,250
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B-, Caa2)	02/15/14	7.500	167,750
					1,054,500
Building Materials (1.2%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	75,000
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	207,000
175	Norcraft Cos., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.50)§	(B+, B1)	11/01/11	9.000	179,812
175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	129,063
250	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.50)§	(CCC+, Caa2)	02/15/12	9.000	192,500
					783,375
Chemicals (2.7%)
325	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	290,875
325	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	286,000
200	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(B, B3)	12/01/14	9.750	195,000
250	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CCC+, Caa2)	12/01/16	11.500	220,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals
$250	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	$240,000
100	PolyOne Corp., Rule 144A, Senior Notes‡	(B+, B1)	05/01/12	8.875	103,000
100	PolyOne Corp., Senior Notes	(B+, B1)	05/01/12	8.875	103,000
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	150,750
150	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	150,000
					1,739,250
Computer Hardware (0.3%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	211,250
Consumer Products (1.4%)
500	AAC Group Holding Corp., Global Senior Unsecured Notes (Callable 10/01/08 @ $105.13)+	(CCC+, Caa1)	10/01/12	0.000	392,500
325	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	295,750
200	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 06/09/08 @ $104.63)	(B-, B3)	04/15/12	9.250	199,000
					887,250
Consumer/Commercial/Lease Financing (0.3%)
300	Residential Capital LLC, Company Guaranteed Notes	(CC, Ca)	02/22/11	8.000	156,000
50	Residential Capital LLC, Global Company Guaranteed Notes	(CC, Ca)	06/30/10	8.375	27,250
					183,250
Diversified Capital Goods (1.9%)
150	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡	(BB-, Ba2)	06/15/17	6.875	151,125
150	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	150,000
150	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	150,750
225	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	221,625
300	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	291,000
100	Titan International, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	01/15/12	8.000	100,500
209	TriMas Corp., Global Company Guaranteed Notes (Callable 06/16/08 @ $103.29)	(B-, B3)	06/15/12	9.875	183,397
					1,248,397
Electric (0.5%)
300	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	304,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Generation (4.5%)
$600	AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	$628,500
300	Calpine Generating Company LLC, Global Senior Secured Notes (Callable 04/01/09 @ $100.00)ø	(D, NR)	04/01/10	11.070	15,750
575	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B2)	05/01/16	8.375	602,312
417	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	450,792
325	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)§	(B, B1)	01/15/17	7.375	335,563
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	283,250
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	206,500
350	Reliant Energy, Inc., Senior Unsecured Notes§	(B, B1)	06/15/14	7.625	365,750
					2,888,417
Electric - Integrated (2.5%)
125	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	130,313
100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	98,500
1,175	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	1,230,812
175	Texas Competitive Electric Holdings Co., LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	183,312
					1,642,937
Electronics (1.8%)
350	Amkor Technology, Inc., Global Senior Notes (Callable 06/09/08 @ $103.88)	(B+, B1)	05/15/13	7.750	336,437
550	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(B-, B2)	12/15/14	8.875	486,750
61	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $103.42)	(B+, B2)	02/15/12	10.250	63,745
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)§	(B-, B3)	03/01/13	6.750	127,400
50	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B-, B3)	03/01/16	8.125	46,250
100	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)§‡	(B, Caa2)	01/15/16	11.250	64,500
75	Viasystems, Inc., Global Senior Unsecured Notes (Callable 06/09/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	71,625
					1,196,707
Energy - Exploration & Production (3.8%)
275	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)§	(CCC+, Caa1)	02/01/17	8.875	253,000
450	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	456,750
225	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)§	(B, B1)	12/01/17	7.250	219,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$200	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B+, B3)	06/01/16	9.000	$209,500
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	371,875
250	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	257,500
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	197,500
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	186,375
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	279,812
					2,431,687
Environmental (1.0%)
100	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB, B1)	03/15/15	7.250	101,375
250	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	253,125
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	270,875
					625,375
Food & Drug Retailers (1.7%)
450	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	419,625
325	New Albertsons Inc., Senior Unsecured Notes	(B+, B1)	05/01/13	7.250	336,449
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)§	(B+, B2)	04/15/15	7.750	125,938
225	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	229,500
					1,111,512
Food - Wholesale (0.9%)
200	Dole Foods Co., Inc., Debentures§	(B-, Caa1)	07/15/13	8.750	171,000
25	Dole Foods Co., Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $102.22)§	(B-, Caa1)	03/15/11	8.875	22,500
200	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	189,000
175	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	174,563
					557,063
Forestry & Paper (2.9%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	119,930
225	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 06/09/08 @ $103.66)	(B, B2)	03/15/10	9.750	216,000
425	Georgia-Pacific Corp., Debentures§	(B+, B2)	06/15/15	7.700	427,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	$49,750
200	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	200,000
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	187,687
100	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	106,500
415	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(B-, B3)	07/01/12	8.375	381,800
50	Verso Paper Holdings LLC, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, B3)	08/01/16	11.375	51,500
150	Verso Paper Holdings LLC, Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)§	(B+, B2)	08/01/14	9.125	155,625
					1,895,917
Gaming (4.4%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	171,250
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	03/15/10	7.875	28,350
150	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(B-, Caa1)	05/15/11	8.125	127,687
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	173,000
187	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	165,495
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	76,500
150	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	108,375
45	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.06)	(CC, Ca)	06/01/12	8.125	10,125
225	Inn of the Mountain Gods, Global Senior Notes (Callable 06/16/08 @ $106.00)§	(B, B3)	11/15/10	12.000	195,750
275	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	217,250
125	Majestic Star Casino LLC, Senior Secured Notes (Callable 06/09/08 @ $104.75)§	(B-, B2)	10/15/10	9.500	110,000
200	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡§	(BB+, Ba1)	11/15/15	8.500	182,750
200	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	182,000
475	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	435,812

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	$277,500
165	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)§ø	(D, Ca)	12/15/14	9.625	82,088
300	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B, Caa1)	06/01/15	8.500	194,250
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	98,000
					2,836,182
Gas Distribution (2.5%)
175	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	177,187
750	El Paso Performance-Link, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	779,772
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	360,500
125	MarkWest Energy Partners LP/ Finance Corp., Rule 144A, Senior Notes (Callable 04/15/13 @ $104.38)§‡	(B+, B2)	04/15/18	8.750	130,313
150	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	155,625
					1,603,397
Healthcare - Products (0.1%)
100	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	96,750
Health Services (6.4%)
75	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§‡	(B, Caa1)	11/01/15	9.875	80,063
350	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	365,750
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	176,312
825	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	888,937
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	44,750
300	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	270,000
175	HCA, Inc., Senior Unsecured Notes§	(B-, Caa1)	10/01/12	6.300	164,938
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	45,750
100	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	93,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$250	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	$270,000
175	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	180,250
225	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	218,531
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	51,750
75	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	78,844
50	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	04/01/15	6.750	50,313
175	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	169,312
600	Tenet Healthcare Corp., Global Senior Unsecured Notes§	(B, Caa1)	07/01/14	9.875	616,500
125	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	8.288	118,750
50	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)#	(B+, B3)	06/01/15	8.500	51,250
225	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	230,062
					4,165,062
Hotels (0.6%)
100	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, Ba1)	11/01/14	6.875	99,000
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	225,281
50	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	49,125
					373,406
lnvestments & Misc. Financial Services (0.2%)
150	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	145,125
Leisure (0.3%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)§	(CCC-, Caa2)	06/01/14	9.625	199,500
Machinery (0.7%)
275	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	281,875
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	179,813
					461,688

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Broadcast (1.8%)
$250	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+, B3)	08/15/14	10.500	$221,250
200	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	205,000
50	ION Media Networks, Inc., Rule 144A, Senior Secured Notes (Callable 06/12/08 @ $102.00)#‡	(CCC-, Caa1)	01/15/13	8.963	30,125
200	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	161,000
175	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/08 @ $104.38)‡	(BB, B1)	09/01/12	8.750	180,906
250	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, B3)	03/15/15	9.750	181,250
325	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	191,750
					1,171,281
Media - Cable (4.3%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	323,750
50	CCH I LLC, Global Company Guaranteed Notes (Callable 06/09/08 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	25,750
400	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	313,000
325	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	313,625
281	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 06/09/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	174,571
100	Charter Communications Operating LLC/Capital, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	97,000
525	CSC Holdings, Inc., Global Senior Unsecured Notes§	(BB, B1)	04/15/12	6.750	517,125
300	DirecTV Holdings/Finance, Global Company Guaranteed (Callable 06/09/08 @ $104.19)	(BB, Ba3)	03/15/13	8.375	309,750
75	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	75,187
325	EchoStar DBS Corp., Global Company Guaranteed Notes§	(BB-, Ba3)	10/01/14	6.625	318,500
25	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	23,125
250	Mediacom LLC, Senior Notes (Callable 06/09/08 @ $100.00)	(B-, B3)	02/15/11	7.875	237,500
75	Mediacom LLC, Senior Unsecured Notes (Callable 01/15/09 @ $100.00)§	(B-, B3)	01/15/13	9.500	73,313
					2,802,196

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Services (0.4%)
$125	Lamar Media Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	$118,438
150	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	125,250
					243,688
Metals & Mining (0.3%)
200	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	205,500
Metals & Mining - Excluding Steel (2.1%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	37,000
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)§	(B-, Caa1)	12/15/16	10.000	140,625
400	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	435,500
250	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	276,875
300	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 06/16/08 @ $102.00)‡#	(B-, B3)	05/15/15	8.738	255,000
200	Peabody Energy Corp., Global Company Guaranteed Notes§	(BB, Ba1)	11/01/16	7.375	211,000
					1,356,000
Non-Food & Drug Retailers (3.2%)
325	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.50)	(B-, Caa1)	02/15/12	9.000	304,687
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	167,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	246,250
150	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB, Ba1)	10/01/12	8.000	160,500
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	68,250
305	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	275,263
350	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	369,250
553	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(D, NR)	08/01/09	11.875	27,650
265	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	272,950
150	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	127,500
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	80,750
					2,100,050

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Office Equipment (0.4%)
$250	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)§	(BB-, Ba3)	09/15/15	7.750	$252,500
Oil & Gas (0.4%)
225	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	233,438
Oil Field Equipment & Services (0.5%)
150	Key Energy Services, Inc., Rule 144A, Senior Notes (Callable 12/01/11 @ $104.19)‡§	(B+, B1)	12/01/14	8.375	156,000
150	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba2)	07/15/14	7.375	157,313
					313,313
Packaging (2.2%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB+, Ba1)	03/15/18	6.625	125,000
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	104,250
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	127,875
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.44)§	(B, Caa1)	09/15/14	8.875	141,000
250	Constar International, Inc., Company Guaranteed Notes (Callable 06/09/08 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	147,500
75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	79,500
175	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	165,375
75	Owens-Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.12)	(BB, Ba3)	05/15/13	8.250	78,375
100	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	101,500
125	Pliant Corp., Global Senior Secured Notes (Callable 06/09/08 @ $102.78)§	(CCC, Caa1)	09/01/09	11.125	103,437
250	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)§	(CCC, Caa2)	02/15/14	8.500	218,750
					1,392,562
Packaging & Containers (0.1%)
75	Crown Cork & Seal Co., Inc., Debentures Notes (Callable 06/09/08 @ $101.91)	(B, B2)	04/15/23	8.000	70,500
Pipelines (0.5%)
300	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	300,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing (1.9%)
$50	Dex Media West LLC, Series B, Global Senior Subordinated Notes (Callable 08/15/08 @ $104.94)	(BB-, B1)	08/15/13	9.875	$47,250
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(BB-, B3)	11/15/16	8.000	196,500
300	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	193,500
250	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡§	(B, B3)	10/15/17	8.875	162,500
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	16,125
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)§	(B, B3)	01/15/16	8.875	32,750
275	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC, Caa1)	02/15/17	9.000	198,000
300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡§	(CCC+, Caa1)	01/15/15	10.500	273,000
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	138,725
					1,258,350
Restaurants (0.2%)
125	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B, B3)	10/01/12	10.000	119,844
Software/Services (1.4%)
400	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B, B3)	09/24/15	9.875	364,500
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	346,938
200	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	207,000
					918,438
Steel Producers/Products (1.3%)
250	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/09/08 @ $103.88)	(BB-, B1)	06/15/12	7.750	256,562
125	PNA Intermed Holdings Corp., Global Senior Unsecured Notes (Callable 06/09/08 @ $102.00)#	(B-, Caa1)	02/15/13	10.065	104,688
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	293,250
175	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	174,125
0	WCI Steel Acquisition, Inc., Senior Notes[1]	(NR, NR)	05/01/16	8.000	329
					828,954

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services (5.2%)
$400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	$346,000
200	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	209,500
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	134,250
175	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	147,875
300	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(BB-, B1)	01/01/14	8.875	303,750
225	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)§	(B+, B2)	01/01/16	6.625	218,531
250	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 06/09/08 @ $103.56)§	(CCC+, Caa1)	05/15/13	10.670	250,000
225	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 06/09/08 @ $103.21)	(B, B3)	05/15/12	9.625	228,375
225	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $104.38)	(CCC+, B3)	05/01/14	8.750	217,125
100	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $105.00)§	(CCC, Caa1)	05/01/15	10.000	95,500
325	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)§	(BB-, B1)	05/01/15	6.875	275,437
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B-, B3)	08/01/14	9.750	193,000
85	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	42,075
300	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	270,000
270	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)§	(B, B3)	09/01/14	9.875	262,238
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	92,000
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/12/08 @ $103.25)	(BB-, B1)	02/15/12	6.500	94,250
					3,379,906
Telecom - Integrated/Services (4.2%)
350	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	350,000
350	Citizens Communications Co., Senior Unsecured Notes	(BB+, Ba2)	01/15/13	6.250	333,375
25	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa3)	05/01/15	12.500	6,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$175	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	$175,875
575	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.704	462,875
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)§	(CCC+, Caa1)	03/15/13	12.250	75,938
225	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	212,625
500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	493,750
250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	260,000
325	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	342,062
					2,713,000
Telecom - Wireless (0.9%)
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(B, B2)	06/15/13	10.125	209,500
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, Caa1)	11/01/14	9.375	197,250
175	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B-, Caa1)	11/01/14	9.250	172,813
					579,563
Textiles & Apparel (0.3%)
175	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B+, B2)	01/15/15	9.750	183,750
Theaters & Entertainment (0.5%)
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)§	(CCC+, B2)	03/01/14	8.000	314,125
Transportation (0.2%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	155,625
TOTAL CORPORATE BONDS (Cost $59,617,811)					56,216,811

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS (8.2%)
Aerospace & Defense (0.2%)
$100	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	$100,500
Chemicals (0.7%)
350	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	255,500
275	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B3)	02/15/16	8.500	224,125
					479,625
Electronics (1.1%)
200	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, Caa1)	12/01/15	11.875	216,000
175	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B, B3)	07/01/11	7.875	176,969
275	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(BB-, Ba3)	10/15/14	7.875	272,938
50	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(B, B3)	10/15/15	8.625	67,141
					733,048
Energy - Exploration & Production (0.4%)
225	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	233,437
Forestry & Paper (0.6%)
475	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)§	(CCC+, Caa2)	06/15/11	7.750	216,125
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	159,687
					375,812
Media - Cable (0.9%)
200	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	194,000
250	Unity Media GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	391,171
					585,171
Media - Diversified (0.2%)
150	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	145,125
Oil Refining & Marketing (0.4%)
225	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	212,625
75	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	70,125
					282,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Pharmaceuticals (0.3%)
$225	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	$223,313
Support-Services (0.5%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	304,500
Telecom - Integrated/Services (2.1%)
400	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	408,000
700	Intelsat, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)§	(CCC+, Caa2)	06/15/16	11.250	713,125
150	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 06/09/08 @ $101.00) (Denmark)#‡	(B, B2)	05/01/16	9.881	231,200
					1,352,325
Telecommunication Equipment (0.2%)
150	Nortel Networks, Ltd., Global Company Guaranteed Notes (Canada)#	(B-, B3)	07/15/11	6.963	142,125
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	82,321
Transportation - Excluding Air/Rail (0.5%)
300	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	304,500
TOTAL FOREIGN BONDS (Cost $5,524,589)					5,344,552
Number of Shares
COMMON STOCKS (0.7%)
Chemicals (0.4%)
9,785	Huntsman Corp.				220,065
Electric - Integrated (0.2%)
3,750	Mirant Corp.*§				154,162
Steel Producers/Products (0.1%)
6,215	WCI Steel Acquisition, Inc.*				49,720
TOTAL COMMON STOCKS (Cost $253,809)					423,947

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Number of Shares				Value
SHORT-TERM INVESTMENTS (29.5%)
18,356,115	State Street Navigator Prime Portfolio§§			$18,356,115
Par (000)		Maturity	Rate%
$777	State Street Bank and Trust Co. Euro Time Deposit	05/01/08	1.100	777,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,133,115)				19,133,115
TOTAL INVESTMENTS AT VALUE (125.2%) (Cost $84,529,324)				81,118,425
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.2%)				(16,337,883)
NET ASSETS (100.0%)				$64,780,542

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $9,058,990 or 14.0% of net assets.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2008.

+  Step Bond — The interest rate stated is as of April 30, 2008 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

1  Par value of security held is less than 1,000.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $18,356,115 (Cost $84,529,324) (Note 2)	$81,118,425[1]
Cash	57
Foreign currency at value (cost $208)	206
Interest receivable	1,609,075
Receivable for investments sold	940,486
Receivable for fund shares sold	129,161
Prepaid expenses and other assets	45,251
Unrealized appreciation on forward currency contracts (Note 2)	10,943
Total Assets	83,853,604
Liabilities
Advisory fee payable (Note 3)	14,255
Distribution fee payable (Note 3)	32,753
Payable upon return of securities loaned (Note 2)	18,356,115
Dividend payable	245,597
Payable for investments purchased	209,905
Payable for fund shares redeemed	108,031
Trustees' fee payable	8,488
Other accrued expenses payable	97,918
Total Liabilities	19,073,062
Net Assets
Capital stock, $.001 par value (Note 6)	9,346
Paid-in capital (Note 6)	71,233,535
Accumulated net investment loss	(102,303)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(2,960,682)
Net unrealized depreciation on investments and foreign currency translations	(3,399,354)
Net Assets	$64,780,542
Common Shares
Net assets	$470,936
Shares outstanding	68,169
Net asset value, offering price, and redemption price per share	$6.91
A Shares
Net assets	$31,622,564
Shares outstanding	4,561,695
Net asset value and redemption price per share	$6.93
Maximum offering price per share (net asset value/(1-4.75%))	$7.28
B Shares
Net assets	$11,570,093
Shares outstanding	1,670,541
Net asset value and offering price per share	$6.93
C Shares
Net assets	$21,116,949
Shares outstanding	3,045,167
Net asset value and offering price per share	$6.93

1  Including $17,979,849 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$3,271,309
Dividends	1,957
Securities lending	76,845
Total investment income	3,350,111
Expenses
Investment advisory fees (Note 3)	242,169
Administrative services fees (Note 3)	41,169
Distribution fees (Note 3)
Class A	42,167
Class B	62,155
Class C	112,846
Transfer agent fees	37,524
Printing fees (Note 3)	33,010
Registration fees	32,174
Audit and tax fees	16,910
Legal fees	13,354
Interest expense (Note 4)	10,117
Trustees' fees	8,817
Custodian fees	7,663
Insurance expense	1,051
Commitment fees (Note 4)	209
Miscellaneous expense	30,999
Total expenses	692,334
Less: fees waived (Note 3)	(181,103)
Net expenses	511,231
Net investment income	2,838,880
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(2,871,089)
Net realized loss from swap contracts	(10,808)
Net realized loss from foreign currency transactions	(81,432)
Net change in unrealized appreciation (depreciation) from investments	(2,567,940)
Net change in unrealized appreciation (depreciation) from swap contracts	(35,971)
Net change in unrealized appreciation (depreciation) from foreign currency translations	95,969
Net realized and unrealized loss from investments, swap contracts and foreign currency related items	(5,471,271)
Net decrease in net assets resulting from operations	$(2,632,391)

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income	$2,838,880	$7,367,555
Net realized gain (loss) from investments, swap contracts and foreign currency transactions	(2,963,329)	2,610,124
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency translations	(2,507,942)	(3,149,040)
Net increase (decrease) in net assets resulting from operations	(2,632,391)	6,828,639
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(20,342)	(39,946)
Class A shares	(1,451,886)	(3,844,995)
Class B shares	(489,084)	(1,434,038)
Class C shares	(887,559)	(2,433,748)
Distributions from net realized gains
Common Class shares	(15,137)	(2,130)
Class A shares	(1,187,223)	(242,428)
Class B shares	(431,487)	(102,222)
Class C shares	(795,474)	(169,293)
Net decrease in net assets resulting from dividends and distributions	(5,278,192)	(8,268,800)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,405,742	12,342,393
Reinvestment of dividends and distributions	2,394,717	3,762,609
Net asset value of shares redeemed	(15,893,444)	(46,241,248)
Net decrease in net assets from capital share transactions	(11,092,985)	(30,136,246)
Net decrease in net assets	(19,003,568)	(31,576,407)
Net Assets
Beginning of period	83,784,110	115,360,517
End of period	$64,780,542	$83,784,110
Accumulated net investment loss	$(102,303)	$(92,312)

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$7.66	$7.82	$7.95	$8.53	$8.27	$7.19
INVESTMENT OPERATIONS
Net investment income	0.31[1]	0.63[1]	0.62[1]	0.67[1]	0.71	0.70
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.51)	(0.09)	0.11	(0.42)	0.27	1.08
Total from investment operations	(0.20)	0.54	0.73	0.25	0.98	1.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.66)	(0.64)	(0.70)	(0.72)	(0.70)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.55)	(0.70)	(0.86)	(0.83)	(0.72)	(0.70)
Net asset value, end of period	$6.91	$7.66	$7.82	$7.95	$8.53	$8.27
Total return[2]	(2.60)%	7.02%	9.77%	3.02%	12.37%	25.49%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$471	$484	$530	$549	$1,081	$1,029
Ratio of expenses to average net assets	0.85%[3]	0.85%	0.85%	0.85%	0.85%	1.10%
Ratio of net investment income to average net assets	8.85%[3]	8.02%	8.01%	8.10%	8.46%	8.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.52%[3]	0.32%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	13%	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$7.68	$7.84	$7.97	$8.55	$8.29	$7.21
INVESTMENT OPERATIONS
Net investment income	0.30[1]	0.61[1]	0.60[1]	0.65[1]	0.69	0.73
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.51)	(0.09)	0.11	(0.42)	0.27	1.05
Total from investment operations	(0.21)	0.52	0.71	0.23	0.96	1.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.64)	(0.62)	(0.68)	(0.70)	(0.70)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.54)	(0.68)	(0.84)	(0.81)	(0.70)	(0.70)
Net asset value, end of period	$6.93	$7.68	$7.84	$7.97	$8.55	$8.29
Total return[2]	(2.72)%	6.74%	9.46%	2.75%	12.09%	25.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$31,623	$40,822	$53,929	$71,651	$131,699	$134,123
Ratio of expenses to average net assets	1.10%[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	8.58%[3]	7.75%	7.76%	7.85%	8.21%	8.58%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.52%[3]	0.31%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	13%	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$7.68	$7.83	$7.95	$8.52	$8.27	$7.19
INVESTMENT OPERATIONS
Net investment income	0.27[1]	0.55[1]	0.55[1]	0.59[1]	0.63	0.65
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.51)	(0.09)	0.10	(0.42)	0.26	1.07
Total from investment operations	(0.24)	0.46	0.65	0.17	0.89	1.72
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.57)	(0.55)	(0.61)	(0.64)	(0.64)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.51)	(0.61)	(0.77)	(0.74)	(0.64)	(0.64)
Net asset value, end of period	$6.93	$7.68	$7.83	$7.95	$8.52	$8.27
Total return[2]	(3.07)%	6.01%	8.72%	1.91%	11.13%	24.55%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11,570	$15,019	$22,787	$29,992	$43,077	$42,536
Ratio of expenses to average net assets	1.85%[3]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.84%[3]	7.01%	7.01%	7.10%	7.46%	7.87%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.52%[3]	0.30%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	13%	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$7.69	$7.84	$7.96	$8.54	$8.28	$7.20
INVESTMENT OPERATIONS
Net investment income	0.27[1]	0.55[1]	0.55[1]	0.59[1]	0.63	0.64
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.52)	(0.09)	0.10	(0.42)	0.27	1.08
Total from investment operations	(0.25)	0.46	0.65	0.17	0.90	1.72
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.57)	(0.55)	(0.62)	(0.64)	(0.64)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.51)	(0.61)	(0.77)	(0.75)	(0.64)	(0.64)
Net asset value, end of period	$6.93	$7.69	$7.84	$7.96	$8.54	$8.28
Total return[2]	(3.20)%	6.02%	8.72%	1.91%	11.26%	24.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,117	$27,459	$38,114	$52,454	$92,967	$94,255
Ratio of expenses to average net assets	1.85%[3]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.83%[3]	7.01%	7.01%	7.10%	7.46%	7.86%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.52%[3]	0.31%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	13%	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2008, the Fund had the following open forward foreign currency contract:

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Gain/(Loss)
European Economic Unit	07/08/11	€(455,000)	$(717,035)	$(706,092)	$10,943

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

J) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2008 the Fund had no outstanding swap contracts.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the six months ended April 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $394,532, of which $298,697 was rebated to borrowers (brokers). The Fund retained $76,845 in income from the cash collateral investment and SSB, as lending agent, was paid $18,990. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2008, investment advisory fees earned and voluntarily waived were $242,169 and $181,103, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2008, co-administrative services fees earned by CSAMSI were $31,137.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $10,032.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the six months ended April 30, 2008, CSAMSI and its affiliates advised the Fund that they retained $8,158 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid $10,622 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 4. Line of Credit

Effective June 2008, Deutsche Bank, A.G. will no longer serve as administrative agent and syndication agent to the credit facility. At April 30, 2008, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2008, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,244,786	4.847%	$2,497,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $8,600,338 and $22,659,450, respectively.

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $84,529,324, $1,364,150, $(4,775,049) and $(3,410,899), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	4,919	$34,670	5,248	$40,965
Shares redeemed	(2)	(13)	(9,841)	(77,146)
Net increase (decrease)	4,917	$34,657	(4,593)	$(36,181)

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	132,165	$934,035	1,131,872	$8,856,922
Shares issued in reinvestment of dividends and distributions	221,775	1,572,508	334,176	2,623,566
Shares redeemed	(1,105,862)	(7,852,509)	(3,032,684)	(23,958,557)
Net decrease	(751,922)	$(5,345,966)	(1,566,636)	$(12,478,069)
	Class B
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	43,945	$310,093	145,672	$1,146,122
Shares issued in reinvestment of dividends and distributions	51,556	365,562	57,714	452,012
Shares redeemed	(381,561)	(2,716,123)	(1,158,353)	(9,088,532)
Net decrease	(286,060)	$(2,040,468)	(954,967)	$(7,490,398)
	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	166,541	$1,161,614	296,587	$2,339,349
Shares issued in reinvestment of dividends and distributions	59,332	421,977	82,292	646,066
Shares redeemed	(753,610)	(5,324,799)	(1,669,833)	(13,117,013)
Net decrease	(527,737)	$(3,741,208)	(1,290,954)	$(10,131,598)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	89%
Class A	4	68%
Class B	1	38%
Class C	1	56%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 13 and 14, 2007, considered the following factors for Credit Suisse High Income Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.44% paid by the Fund after taking waivers, reimbursements and breakpoints into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its other advisory clients.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was at the median of the Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was among the lowest of the Expense Group.

•  The Fund's performance was above the median of its Performance Group and Performance Universe for most periods reviewed.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure was considered reasonable as the existence of breakpoints serves to enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Income Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 8, 2008